Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2019, 2020 and 2021:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions as of December 31, 2019, 2020 and 2021 is as follows:

	December 31, 2019		December 31, 2020		December 31, 2021
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,318,376		3,512,687		3,624,466
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		134,677		142,564		147,100
Less - accumulated amortization (2)		(6,452,108)		(6,826,682)		(7,263,696)
	Ps.	10,821,596	Ps.	10,649,220	Ps.	10,328,521

(1)	The other airport concession includes translation effect for an amount of Ps.634,350, Ps.828,854 and Ps. 799,486 as of December 31, 2019, 2020 and 2021, respectively.
(2)	Amortization includes translation effect for an amount of Ps.(38,776), Ps.(122,953) and Ps.(48,519) as of December 2019, 2020 and 2021, respectively.

The amortization charge for the years ended December 31, 2019, 2020 and 2021, amounts to Ps.475,805, Ps.497,527 and Ps.485,533, respectively.